New Perspective Fund®
Investment portfolio
March 31, 2019
unaudited
Common stocks 93.90% Information technology 20.72%	Shares	Value (000)
Microsoft Corp.	16,263,100	$ 1,918,070
Taiwan Semiconductor Manufacturing Co., Ltd.	218,983,941	1,744,312
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	121,020
Mastercard Inc., Class A	6,700,600	1,577,656
Broadcom Inc.	5,092,600	1,531,396
Visa Inc., Class A	7,923,000	1,237,493
ASML Holding NV	4,109,516	770,767
ASML Holding NV (New York registered)	2,094,770	393,921
ServiceNow, Inc.[1]	2,921,675	720,164
Samsung Electronics Co., Ltd.	17,821,621	701,027
Samsung Electronics Co., Ltd., nonvoting preferred	596,200	19,040
Intel Corp.	11,140,200	598,229
GoDaddy Inc., Class A1	7,229,297	543,571
Murata Manufacturing Co., Ltd.	9,586,300	476,763
Adobe Inc.[1]	1,615,000	430,381
Temenos AG	2,780,219	409,878
Largan Precision Co., Ltd.	2,691,000	401,635
Amadeus IT Group SA, Class A, non-registered shares	4,562,000	365,384
Texas Instruments Inc.	3,443,600	365,263
Autodesk, Inc.[1]	2,015,000	313,977
Global Payments Inc.	2,282,000	311,539
Apple Inc.	1,623,469	308,378
VeriSign, Inc.[1]	1,535,000	278,695
Keyence Corp.	446,520	277,871
Trimble Inc.[1]	6,519,216	263,376
ON Semiconductor Corp.[1]	12,546,200	258,075
MediaTek Inc.	25,719,000	235,740
SAP SE	1,911,024	220,800
FLIR Systems, Inc.	3,644,000	173,382
Amphenol Corp., Class A	1,700,000	160,548
Halma PLC	5,564,540	121,179
PayPal Holdings, Inc.[1]	945,580	98,189
AAC Technologies Holdings Inc.	12,407,210	73,416
Symantec Corp.	3,073,000	70,648
Workday, Inc., Class A1	363,500	70,101
QUALCOMM Inc.	1,079,900	61,587
Micro Focus International PLC	2,344,100	60,955
NetApp, Inc.	536,300	37,187
Renesas Electronics Corp.[1]	5,531,289	25,553
LG Display Co., Ltd.[1]	800,000	13,743
		17,760,909
Consumer discretionary 14.29%
Amazon.com, Inc.[1]	1,822,932	3,246,186
Naspers Ltd., Class N	4,737,322	1,094,026
Tesla, Inc.[1]	3,232,000	904,508
NIKE, Inc., Class B	10,128,300	852,904
New Perspective Fund — Page 1 of 7

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
LVMH Moët Hennessy-Louis Vuitton SE	1,886,158	$ 693,770
Ctrip.com International, Ltd. (ADR)[1]	11,823,800	516,582
Hilton Worldwide Holdings Inc.	5,986,101	497,505
adidas AG	1,949,487	473,669
Norwegian Cruise Line Holdings Ltd.[1]	8,132,983	446,989
Home Depot, Inc.	2,125,000	407,766
Kering SA	681,611	390,862
MGM Resorts International	10,555,000	270,841
Hermès International	365,942	241,453
Suzuki Motor Corp.	4,747,400	209,806
Booking Holdings Inc.[1]	107,180	187,019
Galaxy Entertainment Group Ltd.	24,779,000	168,719
Industria de Diseño Textil, SA	5,451,172	160,209
Hyundai Motor Co.	1,396,206	146,989
EssilorLuxottica	1,272,382	138,990
Melco Resorts & Entertainment Ltd. (ADR)	5,953,000	134,478
MercadoLibre, Inc.[1]	242,900	123,328
Restaurant Brands International Inc.	1,639,000	106,715
Wynn Resorts, Ltd.	829,500	98,976
Ryohin Keikaku Co., Ltd.	369,900	93,585
Marriott International, Inc., Class A	700,000	87,563
GVC Holdings PLC	11,685,900	85,082
Valeo SA, non-registered shares	2,708,600	78,542
Nitori Holdings Co., Ltd.	505,000	65,158
Samsonite International SA	19,654,901	62,971
YUM! Brands, Inc.	595,000	59,387
Domino’s Pizza, Inc.	190,000	49,039
Wynn Macau, Ltd.	14,533,918	34,252
McDonald’s Corp.	177,000	33,612
Tiffany & Co.	218,000	23,010
Sodexo SA	201,000	22,132
Cie. Financière Richemont SA, Class A	265,600	19,349
DENSO Corp.	479,800	18,689
		12,244,661
Health care 11.59%
Intuitive Surgical, Inc.[1]	2,080,000	1,186,806
Boston Scientific Corp.[1]	23,870,055	916,133
Thermo Fisher Scientific Inc.	2,657,974	727,541
AstraZeneca PLC	8,400,702	667,653
Regeneron Pharmaceuticals, Inc.[1]	1,368,000	561,728
Zoetis Inc., Class A	5,525,000	556,202
Vertex Pharmaceuticals Inc.[1]	2,499,900	459,857
Incyte Corp.[1]	5,172,628	444,898
Novartis AG	3,923,051	377,354
Novo Nordisk A/S, Class B	6,632,133	347,182
Danaher Corp.	2,599,365	343,168
Seattle Genetics, Inc.[1]	3,743,903	274,203
Ultragenyx Pharmaceutical Inc.[1,2]	3,397,088	235,622
IDEXX Laboratories, Inc.[1]	1,017,000	227,401
Biogen Inc.[1]	955,500	225,861
Koninklijke Philips NV	4,650,027	189,425
Pfizer Inc.	4,445,000	188,779
Merck & Co., Inc.	2,168,800	180,379
HOYA Corp.	2,384,200	157,233
New Perspective Fund — Page 2 of 7

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Bluebird Bio, Inc.[1]	954,300	$ 150,140
Hologic, Inc.[1]	3,070,000	148,588
BeiGene, Ltd. (ADR)[1]	1,071,647	141,457
Agios Pharmaceuticals, Inc.[1]	2,086,622	140,722
Johnson & Johnson	820,200	114,656
Coloplast A/S, Class B	1,041,950	114,318
Shionogi & Co., Ltd.	1,816,500	112,304
Medtronic PLC	1,007,900	91,799
Mylan NV1	3,200,000	90,688
Abbott Laboratories	1,040,000	83,138
Roche Holding AG, nonvoting, non-registered shares	288,503	79,489
Straumann Holding AG	96,267	78,551
Grifols, SA, Class B, nonvoting preferred, non-registered shares	3,791,766	75,200
Fisher & Paykel Healthcare Corp. Ltd.	6,624,467	70,827
Eli Lilly and Co.	436,700	56,666
Demant A/S1	1,477,695	43,695
Sanofi	353,000	31,179
Bayer AG	363,800	23,506
Sun Pharmaceutical Industries Ltd.	3,309,335	22,875
		9,937,223
Financials 10.45%
JPMorgan Chase & Co.	12,741,200	1,289,792
AIA Group Ltd.	119,438,000	1,189,062
CME Group Inc., Class A	6,426,400	1,057,657
London Stock Exchange Group PLC	11,282,400	698,148
Chubb Ltd.	3,999,300	560,222
Moody’s Corp.	2,989,700	541,405
BlackRock, Inc.	1,113,789	476,000
DNB ASA	18,600,861	342,473
ICICI Bank Ltd. (ADR)	12,430,000	142,448
ICICI Bank Ltd.	24,001,523	138,760
Prudential PLC	12,416,663	248,646
Intercontinental Exchange, Inc.	3,134,000	238,623
Hong Kong Exchanges and Clearing Ltd.	6,475,400	225,692
Arch Capital Group Ltd.[1]	5,324,850	172,099
State Street Corp.	2,378,836	156,551
SVB Financial Group[1]	687,816	152,943
Hiscox Ltd.	7,374,600	149,839
Bank of America Corp.	5,012,000	138,281
Svenska Handelsbanken AB, Class A	11,529,917	121,657
Sampo Oyj, Class A	2,265,112	102,677
Berkshire Hathaway Inc., Class A1	280	84,340
UniCredit SpA	5,707,501	73,166
T. Rowe Price Group, Inc.	725,000	72,587
Macquarie Group Ltd.	735,000	67,543
Banco Bilbao Vizcaya Argentaria, SA	11,375,959	64,992
Fairfax Financial Holdings Ltd., subordinate voting shares (CAD denominated)	132,200	61,235
Morgan Stanley	1,270,500	53,615
Bank of New York Mellon Corp.	1,003,100	50,586
Goldman Sachs Group, Inc.	262,326	50,364
Mitsubishi UFJ Financial Group, Inc.	7,758,500	38,502
Bank of China Ltd., Class H	73,145,000	33,172
Barclays PLC	16,302,781	32,844
Société Générale	1,083,000	31,313
New Perspective Fund — Page 3 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
AXA SA	1,203,000	$ 30,269
KBC Groep NV	412,849	28,843
Deutsche Bank AG	2,899,744	23,615
MetLife, Inc.	403,800	17,190
Brighthouse Financial, Inc.[1]	36,709	1,332
		8,958,483
Communication services 8.92%
Facebook, Inc., Class A1	13,114,800	2,186,106
Alphabet Inc., Class C1	926,723	1,087,333
Alphabet Inc., Class A1	622,800	732,967
Netflix, Inc.[1]	3,341,000	1,191,267
SoftBank Group Corp.	6,757,834	655,174
Nintendo Co., Ltd.	1,555,100	442,831
Activision Blizzard, Inc.	6,635,900	302,132
América Móvil, SAB de CV, Series L (ADR)	19,353,600	276,369
Vodafone Group PLC	106,665,167	194,219
Altice Europe NV, Class A1	60,844,890	159,780
CBS Corp., Class B	1,908,924	90,731
Spotify Technology SA1	596,000	82,725
Cellnex Telecom, SA	2,772,358	81,355
Koninklijke KPN NV	14,222,073	45,085
Altice USA, Inc., Class A	2,042,784	43,879
Inmarsat PLC	3,807,400	27,522
Bharti Airtel Ltd.	4,702,452	22,611
MultiChoice Group Ltd.[1]	2,582,219	21,601
		7,643,687
Industrials 8.24%
Airbus SE, non-registered shares	7,096,759	938,577
Safran SA	5,937,126	814,182
ASSA ABLOY AB, Class B	21,942,886	473,679
IDEX Corp.	3,023,500	458,786
Ryanair Holdings PLC (ADR)[1]	4,828,200	361,825
Boeing Co.	930,800	355,026
DSV A/S	3,909,797	323,339
Equifax Inc.	2,297,900	272,301
Deere & Co.	1,387,700	221,810
MTU Aero Engines AG	952,000	215,503
MISUMI Group Inc.	7,686,200	190,855
Fortive Corp.	2,000,000	167,780
Westinghouse Air Brake Technologies Corp.	2,275,900	167,779
Edenred SA	3,619,413	164,717
TransDigm Group Inc.[1]	336,450	152,745
RELX PLC	7,043,200	150,582
Johnson Controls International PLC	3,900,000	144,066
SMC Corp.	382,800	143,442
Aalberts Industries NV, non-registered shares	3,965,000	137,124
Aggreko PLC[2]	12,982,339	133,106
Eaton Corp. PLC	1,650,000	132,924
Northrop Grumman Corp.	491,300	132,455
Recruit Holdings Co., Ltd.	3,776,348	107,706
DP World PLC	6,196,231	99,140
International Consolidated Airlines Group, SA (CDI)	14,024,984	93,526
Epiroc AB1	8,765,051	86,105
New Perspective Fund — Page 4 of 7

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Middleby Corp.[1]	550,130	$ 71,533
Spirax-Sarco Engineering PLC	708,230	66,323
Nidec Corp.	505,100	63,918
Rheinmetall AG	489,351	50,985
Larsen & Toubro Ltd.	2,525,314	50,499
Honeywell International Inc.	238,600	37,918
PageGroup PLC	4,658,357	28,516
JGC Corp.	2,096,300	27,823
United Technologies Corp.	152,500	19,656
General Electric Co.	1,053,000	10,520
		7,066,771
Consumer staples 8.02%
Nestlé SA	10,777,488	1,027,149
Pernod Ricard SA	4,297,502	771,316
Costco Wholesale Corp.	2,365,700	572,831
British American Tobacco PLC	10,084,370	419,512
Mondelez International, Inc.	6,547,500	326,851
Carlsberg A/S, Class B	2,355,213	294,145
Walgreens Boots Alliance, Inc.	4,484,500	283,734
KOSÉ Corp.	1,437,200	263,631
Coca-Cola European Partners PLC	5,060,479	261,829
Asahi Group Holdings, Ltd.	5,869,900	261,108
Coca-Cola Co.	5,468,400	256,249
Associated British Foods PLC	7,486,059	237,808
L’Oréal SA, bonus shares[3]	686,197	184,584
L’Oréal SA, non-registered shares	197,010	52,995
WH Group Ltd.	205,841,500	220,265
Japan Tobacco Inc.	7,026,700	174,035
Reckitt Benckiser Group PLC	1,876,176	155,952
Danone SA	1,917,582	147,755
Diageo PLC	3,449,522	140,985
Fomento Económico Mexicano, SAB de CV (ADR)	800,000	73,824
Fomento Económico Mexicano, SAB de CV	6,125,000	56,532
Shoprite Holdings Ltd.	10,746,238	118,129
Godrej Consumer Products Ltd.	11,431,785	113,204
PepsiCo, Inc.	748,100	91,680
Coca-Cola HBC AG (CDI)	2,515,322	85,670
Unilever NV, depository receipts	1,125,602	65,380
Uni-Charm Corp.	1,890,000	62,466
Anheuser-Busch InBev SA/NV	595,000	49,898
Philip Morris International Inc.	441,000	38,980
Unilever PLC	666,760	38,167
General Mills, Inc.	462,000	23,909
		6,870,573
Materials 5.52%
Vale SA, ordinary nominative (ADR)	46,957,820	613,269
Vale SA, ordinary nominative	7,577,155	98,562
Koninklijke DSM NV	5,366,624	584,904
Linde PLC	2,395,600	421,458
Linde PLC (EUR denominated)	569,800	99,711
DowDuPont Inc.	8,054,005	429,359
Asahi Kasei Corp.	38,649,973	398,252
Sherwin-Williams Co.	855,484	368,466
New Perspective Fund — Page 5 of 7

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Shin-Etsu Chemical Co., Ltd.	3,440,000	$ 288,038
Nutrien Ltd. (CAD denominated)	4,155,400	219,159
Gerdau SA (ADR)	51,653,912	200,417
Chr. Hansen Holding A/S	1,919,776	194,591
Rio Tinto PLC	3,000,000	174,307
LafargeHolcim Ltd.	3,348,994	165,440
Air Liquide SA, non-registered shares	925,310	117,654
Air Liquide SA, bonus shares[1,3]	156,272	19,870
LANXESS AG	1,803,000	96,150
First Quantum Minerals Ltd.	6,850,000	77,657
Barrick Gold Corp.	3,968,000	54,401
Newmont Mining Corp.	1,145,400	40,971
CF Industries Holdings, Inc.	622,500	25,448
CCL Industries Inc., Class B, nonvoting shares	603,000	24,411
Alrosa PJSC	12,510,000	17,620
		4,730,115
Energy 4.21%
Enbridge Inc. (CAD denominated)	15,936,052	577,173
Enbridge Inc. (CAD denominated)[4]	2,323,647	84,158
Reliance Industries Ltd.	25,311,500	498,100
Royal Dutch Shell PLC, Class B	12,911,100	408,294
Royal Dutch Shell PLC, Class A (GBP denominated)	387,149	12,170
EOG Resources, Inc.	3,678,000	350,072
Baker Hughes, a GE Co., Class A	9,390,000	260,291
Occidental Petroleum Corp.	3,300,300	218,480
Schlumberger Ltd.	4,967,700	216,443
ConocoPhillips	2,990,000	199,553
Canadian Natural Resources, Ltd. (CAD denominated)	6,438,000	176,758
Rosneft Oil Co. PJSC (GDR)	19,258,387	120,943
INPEX Corp.	12,625,200	120,237
Halliburton Co.	3,440,700	100,813
CNOOC Ltd.	52,700,000	98,687
Chevron Corp.	391,700	48,250
LUKOIL Oil Co. PJSC (ADR)	444,000	39,782
Ensco PLC, Class A	9,632,669	37,856
Core Laboratories NV	333,343	22,977
Gazprom PJSC (ADR)	4,662,000	21,044
		3,612,081
Utilities 1.19%
Ørsted AS	4,969,200	376,606
Sempra Energy	2,024,700	254,829
AES Corp.	12,110,873	218,964
Enel SpA	26,698,704	170,831
		1,021,230
Real estate 0.75%
American Tower Corp. REIT	1,319,800	260,080
Equinix, Inc. REIT	344,300	156,023
CK Asset Holdings Ltd.	17,426,500	154,952
Digital Realty Trust, Inc. REIT	591,900	70,436
		641,491
Total common stocks (cost: $50,960,483,000)		80,487,224
New Perspective Fund — Page 6 of 7

unaudited
Convertible bonds 0.04% Energy 0.04%	Principal amount (000)	Value (000)
Weatherford International PLC, convertible notes, 5.875% 2021	$ 41,536	$ 33,748
Total convertible bonds (cost: $41,265,000)		33,748
Short-term securities 5.98% Money market investments 5.98%	Shares
Capital Group Central Cash Fund	51,268,775	5,125,852
Total short-term securities (cost: $5,126,347,000)		5,125,852
Total investment securities 99.92% (cost: $56,128,095,000)		85,646,824
Other assets less liabilities 0.08%		67,369
Net assets 100.00%		$85,714,193
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $204,454,000, which represented .24% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $84,158,000, which represented .10% of the net assets of the fund.
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-007-0519O-S66066	New Perspective Fund — Page 7 of 7